Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Stock by Class
Common stock sold (as retroactively restated for the impact of the reverse recapitalization described in Note 1) during the year ended December 31, 2025 consisted of the following:

Three Months Ended	Shares Sold	Par Value	Sales Price / Share	Total Proceeds
March 31, 2025	3,137,276	$0.0001	$1.89	$5,920,000	(1)
June 30, 2025	1,667,777	$0.0001	$1.89	3,147,136
September 30, 2025	927,391	$0.0001	$1.89	1,750,000
December 31, 2025	4,866,447	$0.0001	$1.89	9,182,844

	10,598,891			$19,999,980

(1)	Total proceeds from this includes warrants

Common stock sold and SAFEs converted to common stock (as retroactively restated for the impact of the reverse recapitalization described in Note 1) during December 31, 2024 consisted of the following:

Date Converted/Sold	Shares Converted/Sold	Par Value	Sales Price / Share	Total Proceeds
April 5 2024	5,722,318	$0.0001	$0.22	$1,241,998
April 5 2024	13,884,841	$0.0001	$0.43	6,029,987

	19,607,159			$7,271,985